SEGMENT INFORMATION - Net sales by product (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEGMENT INFORMATION
Net sales	R$ 49,830,946	R$ 40,965,431	R$ 30,460,277
Market pulp
SEGMENT INFORMATION
Net sales	R$ 41,384,322	R$ 34,715,208	25,578,265
Market pulp | China
SEGMENT INFORMATION
Percentage of total net sales	42.12%	44.41%
Market pulp | United States
SEGMENT INFORMATION
Percentage of total net sales	14.08%	14.67%
Fluff pulp
SEGMENT INFORMATION
Percentage of total net sales	0.80%	0.70%
Printing and writing paper
SEGMENT INFORMATION
Net sales	R$ 6,912,984	R$ 5,107,960	3,891,002
Printing and writing paper | United States
SEGMENT INFORMATION
Percentage of total net sales	23.49%	24.30%
Printing and writing paper | Peru
SEGMENT INFORMATION
Percentage of total net sales	9.04%	10.03%
Printing and writing paper | Argentina
SEGMENT INFORMATION
Percentage of total net sales	19.81%	13.03%
Tissue
SEGMENT INFORMATION
Percentage of total net sales	2.30%	2.20%
Paperboard
SEGMENT INFORMATION
Net sales	R$ 1,421,338	R$ 1,091,588	935,047
Other
SEGMENT INFORMATION
Net sales	R$ 112,302	R$ 50,675	R$ 55,963